Convertible notes payable (Tables)	12 Months Ended
Dec. 31, 2022
Convertible notes payable
Schedule Of Convertible notes payable
	As of December 31,
	2021	2022
	RMB’000	RMB’000

Liability component on initial recognition	-	7,415
Interest accrued	-	360
Notes converted to ADS	-	(517)
Exchange difference	-	6
Total	-	7,264